Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2024	2023	2022
Professional, other fees, and salaries	$77,823	$214,914	$133,517
Stock-based compensation	-	82,946	-
	$77,823	$297,860	$133,517